Stockholders' Equity (Deficit) (Details 2) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011 Common Stock Options [Member]	Dec. 31, 2010 Common Stock Options [Member]	Dec. 31, 2011 Common Stock Warrants [Member]	Dec. 31, 2010 Common Stock Warrants [Member]	Dec. 31, 2011 Common Stock Issuable On Conversion Of Notes Payable [Member]	Dec. 31, 2010 Common Stock Issuable On Conversion Of Notes Payable [Member]
Excluded potentially dilutive securities	9,184	6,878	1,551	203	3,568	2,884	1,555	1,162